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                         GREENWICH STREET SERIES FUND
                                 On behalf of
                            Equity Index Portfolio

                         SUPPLEMENT DATED JULY 1, 2004
                                    TO THE
                                PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION
                                     DATED
                                APRIL 29, 2004

The following information supplements the disclosures in the Prospectus and Statement of Additional Information of the fund listed above. Defined terms have the same meanings as set forth in the Prospectus and Statement of Additional Information.

   Effective June 28, 2004, A team of individuals employed by the manager will be responsible for the day-to-day management of the fund.

FD 02996